Financial risk management - Maturity Analysis Financial Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Maturity Analysis for Non-Derivative and Derivative Financial Liabilities [Line Items]
Trade and other payables	$ 114,813	$ 98,420
Borrowings	1,330,116	1,188,962
Leases Liabilities	197,526	309,082
Derivative financial instruments	13,141	1,423
Total	1,655,596	1,597,887
Less than 1 year
Disclosure of Maturity Analysis for Non-Derivative and Derivative Financial Liabilities [Line Items]
Trade and other payables	114,523	94,821
Borrowings	286,588	122,403
Leases Liabilities	13,141	46,370
Derivative financial instruments	36,714	1,423
Total	450,966	265,017
Between 1 and 2 years
Disclosure of Maturity Analysis for Non-Derivative and Derivative Financial Liabilities [Line Items]
Trade and other payables	15	3,399
Borrowings	132,266	154,682
Leases Liabilities	20,608	52,372
Derivative financial instruments	0	0
Total	152,889	210,453
Between 2 and 5 years
Disclosure of Maturity Analysis for Non-Derivative and Derivative Financial Liabilities [Line Items]
Trade and other payables	22	30
Borrowings	197,941	230,058
Leases Liabilities	74,565	89,259
Derivative financial instruments	0	0
Total	272,528	319,347
Over 5 Years
Disclosure of Maturity Analysis for Non-Derivative and Derivative Financial Liabilities [Line Items]
Trade and other payables	253	170
Borrowings	713,321	681,819
Leases Liabilities	65,639	121,081
Derivative financial instruments	0	0
Total	$ 779,213	$ 803,070